UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
         -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-349-8232
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                               ---------------
                   Date of reporting period: DECEMBER 31, 2006
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

EIP GROWTH AND INCOME FUND


TABLE OF CONTENTS

Letter to Shareholders ...........................   1
Schedule of Investments...........................   3
Statement of Assets and Liabilities...............   7
Statement of Operations ..........................   8
Statement of Changes in Net Assets................   9
Statement of Cash Flow ...........................  10
Financial Highlights..............................  11
Notes to Financial Statements ....................  12
Report of Independent Registered
   Public Accounting Firm ........................  18
Additional Information............................  19

EIP Investment Trust


Dear Shareholder,


I am pleased to submit this Annual Report for the EIP Growth and Income Fund (the "Fund") for the period ended December 31, 2006. We are fully invested and are focused on establishing a track record of delivering good returns to our investors. From August 22, 2006 to December 31, 2006, our total return was 5.6%, which includes the reinvestment of dividends and any capital gains distributions.


The Fund's primary strategy is investing in publicly traded energy infrastructure companies that we believe have high dividend payouts, offer attractive yields and also have the opportunity to grow. A large portion of our investment opportunities are publicly traded partnerships known as Master Limited Partnerships or MLPs. These securities represent just under 25% of our Fund's assets, which is the limit currently allowed by applicable U.S. tax law. About 20% of our assets are invested in securities with similar characteristics to the energy-related MLPs. We invest the remainder of the portfolio in high-quality corporate and agency bonds with remaining maturities of 18 months or less or a coupon that floats with prevailing interest rates. All of our corporate bonds must have an AA rating or better at the time of purchase. Because the large allocation to bonds with short duration has a large dampening effect on the Fund's volatility, we employ leverage in an attempt to enhance the Fund's returns.


Our investment philosophy is that total return is driven by yield plus growth in distributions plus change in valuation. Our equal weighted investment universe (consisting of MLPs, Canadian Income Trusts and other energy related income producing securities) had an annual yield of over 6% as of December 31, 2006 and achieved growth in dividends and cash distributions of about 3% from the end of 3rd quarter 2006 to the end of 4th quarter 2006. While MLPs experienced a small expansion of valuation in the fourth quarter, this was largely offset by a drop in value from the Canadian Income Trusts (see discussion below).


YIELD

Our equal weighted investment universe had an annual yield of over 6% as of December 31, 2006 and we generally expect dividend growth will be about 5-6% although there can be no assurance this growth will be achieved. Because we focus on companies that derive their cash flows from stable fee for service assets, we believe that the income the portfolio is currently generating has a low risk of experiencing any cuts. In addition, we pursue portfolio companies that have shown steady growth.


GROWTH

Growth in these per-share cash distributions and dividends from our portfolio companies comes from their reinvestment, volume growth and acquisitions. Most recently there has been an improvement in growth from accretive organic capital projects. We believe energy infrastructure has been underinvested in for the last 20 years as we worked off the excess capacity built during the commodity boom of the late 1970s and early 1980s. We believe this under-investment has created the need for a lot of new investment and now our portfolio companies have a growing backlog of projects with attractive annual rates of return. Most of our efforts are focused on determining the expected growth of per share quarterly cash distributions of our portfolio companies. So far, we have been able to construct a portfolio that has higher than average growth for MLPs as a group. We work hard to continue that practice and try to find safe growth one percentage point at a time.


CHANGE IN VALUATION

Change in valuation will always be a component of our results. While the stream of dividends being thrown off by our portfolio companies has been steady and growing, the value the market puts on that stream (i.e. the multiple) will always vary. We will generally make adjustments in our portfolio in response to these fluctuations, either by changing the leverage employed in the portfolio or by increasing the size of our holdings in the stocks we like when they are out of favor or reducing the size of our holdings in stocks that are more fully valued.


CANADIAN INCOME TRUSTS

Canadian income trusts, which are part of our investment universe and current portfolio, fell about 12% in value in the fourth quarter because the Canadian Finance Minister proposed on October 31 that the government begin taxing at the trust level certain distributions of existing publicly traded income trusts in 2011 and certain distributions of any newly formed trusts immediately. Income trusts, similar to MLPs, are "flow-through" entities that allow companies to distribute income to shareholders from pre-tax profits rather than from taxed profits, as in the case of C-corporations. Despite the setback from the Finance Minister, we continue to own and add to our favorite Canadian income trust names because we believe they are fundamentally the same companies- they still have real assets that generate fee-for-service revenues from energy infrastructure businesses and have a high payout obligation to their shareholders. Nevertheless, the situation remains fluid, and we will continue to follow it closely.


Coming off a strong year for MLPs, we continue to believe the outlook for MLPs and energy infrastructure remains good. While our first priority is to ensure that the yield on our portfolio is safe, we will also strive to capture the growth opportunities that present themselves from the current energy infrastructure investment cycle.


If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232. Thank you for your investment in EIP Growth and Income Fund.


Sincerely,


James Murchie
President
EIP Growth and Income Fund
January 26, 2007

The views expressed in this commentary reflect those of the Fund's portfolio management team as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness.

        EIP Growth and Income Fund
-----------------------------------

                                                               DECEMBER 31, 2006
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CORPORATE NOTES AND BONDS               43.89%
COMMON STOCKS                           12.29%
MASTER LIMITED PARTNERSHIPS             24.79%
CANADIAN INCOME TRUSTS                   5.88%
U.S. GOVERNMENT AGENCY OBLIGATIONS       5.83%
INVESTMENT COMPANY                       7.32%

% OF TOTAL INVESTMENTS




                                                                      MARKET
PAR VALUE                                                              VALUE
---------                                                            --------

CORPORATE NOTES AND BONDS (a) - 78.45%+

               CONSUMER NON-CYCLICALS - 5.15%+
$   1,000,000  Gillette Co.
                  Senior Notes
                  4.125%, 08/30/07 ...........................    $    989,783
    4,200,000  Procter & Gamble Co.
                  Senior Notes
                  4.750%, 06/15/07 ...........................       4,193,326
    1,000,000  Wal-Mart Stores
                  Senior Unsecured Notes
                  4.375%, 07/12/07 ...........................         996,344
                                                                  ------------
                                                                     6,179,453
                                                                  ------------
               ENERGY - 2.79%+
    3,330,000  Amoco Co.
                  6.500%, 08/01/07 ...........................       3,348,691
                                                                  ------------
               FINANCE - 70.51%+
    1,000,000  Allstate Life Global Funding
                  Trust, MTN
                  5.364%, 06/30/08 (b) .......................       1,001,132
    4,000,000  American Express Credit,
                  Series B, MTN
                  Senior Notes
                  5.500%, 10/04/10 (b) .......................       4,009,412
    2,000,000  Bank of America Corp.
                  Senior Notes
                  5.250%, 02/01/07 ...........................       1,999,814
    4,000,000  Bank of America Corp.
                  Senior Unsecured Notes
                  5.471%, 08/02/10 (b) .......................       4,010,072
    4,000,000  Citigroup, Inc.
                  3.500%, 02/01/08 ...........................       3,929,044
    2,000,000  Credit Suisse (USA), Inc.
                  5.750%, 04/15/07 ...........................       2,001,670
    2,000,000  Credit Suisse (USA), Inc.
                  Senior Notes, Series 1
                  5.430%, 06/05/09 (b) .......................       2,002,618
    3,000,000  Credit Suisse First Boston
                  5.574%, 08/15/10 (b) .......................       3,009,882
    3,000,000  Fortis Bank NYNY
                  5.295%, 04/28/08 (b) .......................       3,000,882

                                                                      MARKET
PAR VALUE                                                              VALUE
---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)

               FINANCE (CONTINUED)
$   1,700,000  General Electric Capital Corp.,
                  MTN 3.450%, 07/16/07 .......................    $  1,683,872
   10,000,000  General Electric Capital Corp.,
                  MTN 5.748%, 05/05/26 (b) ...................      10,023,160
    5,000,000  Goldman Sachs Group, Inc.
                  6.000%, 01/12/15 (b) .......................       5,057,035
    3,000,000  HSBC Finance Corp.
                  Senior Notes
                  5.610%, 01/15/14 (b) .......................       3,008,169
    2,400,000  International Lease Finance Corp.
                  5.750%, 02/15/07 ...........................       2,400,845
    4,000,000  Jackson National Life Fund
                  5.542%, 04/01/09 (b) (c) ...................       4,010,032
    6,000,000  JPMorgan Chase & Co.
                  Senior Notes
                  5.250%, 05/30/07 ...........................       5,998,302
    1,250,000  MassMutual Global Funding II
                  5.460%, 08/26/11 (b) (c) ...................       1,251,361
    3,000,000  MBIA Global  Funding, LLC, MTN
                  5.376%, 12/05/08 (b) (c) ...................       3,000,168
    5,000,000  Merrill Lynch & Co., Inc., MTN
                  5.577%, 07/25/11 (b) .......................       5,014,595
    1,000,000  Morgan Stanley
                  Senior Unsecured Notes
                  5.620%, 01/09/12 (b) .......................       1,003,017
    3,000,000  Morgan Stanley
                  5.624%, 01/18/11 (b) .......................       3,012,768
    1,250,000  National City Bank
                  5.419%, 04/18/08 (b) .......................       1,252,236
    1,450,000  Nationwide Life Global Funding I
                  2.750%, 05/15/07 (c) .......................       1,436,440
    4,000,000  Nationwide Life Global Funding, MTN
                  5.446%, 09/23/08 (b) (c) ...................       4,007,596
    5,000,000  SLM Corp., MTN
                  5.537%, 07/26/10 (b) .......................       5,005,935
    2,400,000  Wells Fargo & Co.
                  Senior Unsecured Notes
                  5.426%, 03/23/10 (b) .......................       2,403,737
                                                                  ------------
                                                                    84,533,794
                                                                  ------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $93,964,632) .........................      94,061,938
                                                                  ------------
  SHARES
----------

MASTER LIMITED PARTNERSHIPS - 44.31%+

               CONSUMER CYCLICALS - 1.14%
       15,000  AmeriGas Partners, LP .........................         487,950
       34,000  Global Partners, LP ...........................         883,320
                                                                  ------------
                                                                     1,371,270
                                                                  ------------
               ENERGY - 41.72%+
      228,700  Buckeye GP Holdings, LP .......................       3,746,106
       40,000  Buckeye Partners, LP ..........................       1,859,200
       21,000  Crosstex Energy, LP ...........................         836,850
       26,000  DCP Midstream Partners, LP ....................         898,300
       15,000  Eagle Rock Energy
                  Partners, Ltd. (d) .........................         305,850
       40,000  Energy Transfer Equity, LP ....................       1,256,000
      120,000  Energy Transfer Partners, LP ..................       6,492,000
       95,500  Enterprise GP Holdings, LP ....................       3,530,635
       23,000  Enterprise Products Partners, LP ..............         666,540
        6,000  Hiland Partners, LP ...........................         328,200
       27,500  Holly Energy Partners, LP .....................       1,106,875

See accompanying Notes to Financial Statements.
                                                                               3

        EIP Growth and Income Fund
-----------------------------------

                                                               DECEMBER 31, 2006
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------


                                                                      MARKET
  SHARES                                                               VALUE
---------                                                            --------

MASTER LIMITED PARTNERSHIPS (CONTINUED)

               ENERGY (CONTINUED)
      225,000  Magellan Midstream Holdings, LP ...............    $  5,017,500
      105,000  Magellan Midstream Partners, LP ...............       4,053,000
       15,000  Natural Resource Partners, LP .................         869,250
       54,400  ONEOK Partners, LP ............................       3,445,696
       20,000  Penn Virginia GP Holdings, LP (d) .............         397,600
       50,000  Plains All American Pipeline, LP ..............       2,560,000
       12,000  Regency Energy Partners, LP ...................         325,800
       54,715  Sunoco Logistics Partners, LP .................       2,766,390
       25,000  TC Pipelines, LP ..............................         900,000
       26,667  Universal Compression
                  Partners, LP (d) ...........................         716,009
        3,800  Valero, LP ....................................         211,926
      286,400  Valero GP Holdings, LLC .......................       7,108,448
       16,000  Williams Partners, LP .........................         619,200
                                                                  ------------
                                                                    50,017,375
                                                                  ------------
               INDUSTRIAL - 1.45%+
       52,000  Teekay LNG Partners, LP .......................       1,732,120
                                                                  ------------
               TOTAL MASTER LIMITED
                  PARTNERSHIPS
                  (Cost $48,758,280) .........................      53,120,765
                                                                  ------------

COMMON STOCKS - 21.97%+

               CONSUMER NON-CYCLICALS - 0.44%+
       15,000  Macquarie Infrastucture Co. Trust .............         532,200
                                                                  ------------
               ENERGY - 20.01%+
        3,000  Crosstex Energy, Inc. .........................          95,070
       35,657  Enbridge Energy Management, LLC (d) ...........       1,729,388
        5,000  Enbridge, Inc. ................................         172,000
      273,322  Kinder Morgan Management, LLC (d) .............      12,485,334
       35,000  Kinder Morgan, Inc. ...........................       3,701,250
      125,000  ONEOK, Inc. ...................................       5,390,000
       17,900  Precision Drilling Trust ......................         414,564
                                                                  ------------
                                                                    23,987,606
                                                                  ------------
               FINANCE - 0.64%+
       20,000  Kayne Anderson Energy Development Co. .........         478,800
        2,028  NGP Capital Resources Co. .....................          33,969
       11,520  Tortoise North American Energy Corp. (e) ......         256,550
                                                                  ------------
                                                                       769,319
                                                                  ------------
               INDUSTRIAL - 0.31%+
       23,000  Double Hull Tankers, Inc. .....................         372,370
                                                                  ------------
               UTILITIES - 0.57%+
       17,000  ITC Holdings Corp. ............................         678,300
                                                                  ------------
               TOTAL COMMON STOCKS
                  (Cost $24,719,920) .........................      26,339,795
                                                                  ------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                            --------

CANADIAN INCOME TRUSTS - 10.50%+

               CONSUMER CYCLICALS - 0.12%+
       15,000  Westshore Terminals Income Fund ...............    $    151,653
                                                                  ------------
               ENERGY - 4.42%+
       84,500  AltaGas Income Trust ..........................       1,898,469
       47,500  CCS Income Trust ..............................       1,537,645
       96,000  Peak Energy Services Trust ....................         411,611
       32,000  Pembina Pipeline Income Fund ..................         434,387
       93,000  Phoenix Technology Income Fund ................         631,617
       42,800  Primary Energy Recycling Corp., EIS ...........         383,536
                                                                  ------------
                                                                     5,297,265
                                                                  ------------
               INDUSTRIAL - 2.49%+
       50,000  Mullen Group Income Fund ......................         801,355
       90,400  Newalta Income Fund ...........................       2,182,189
                                                                  ------------
                                                                     2,983,544
                                                                  ------------
               UTILITIES - 3.47%+
       73,300  Energy Savings Income Fund ....................         845,419
      197,100  Keyera Facilities Income Fund .................       2,812,454
       45,000  Northland Power Income Fund ...................         504,352
                                                                  ------------
                                                                     4,162,225
                                                                  ------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $14,291,471) .........................      12,594,687
                                                                  ------------

PAR VALUE
----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.43%+

               FEDERAL HOME LOAN BANK - 10.43%+
$  12,500,000  Federal Home Loan Bank
                  5.375%, 01/11/08 ...........................      12,500,013
                                                                  ------------
               TOTAL U.S. GOVERNMENT
                  AND AGENCY OBLIGATIONS
                  (Cost $12,500,000) .........................      12,500,013
                                                                  ------------
  SHARES
----------

INVESTMENT COMPANY - 13.07%+
   15,677,097  PNC Bank Money Market .........................      15,677,097
                                                                  ------------
               TOTAL INVESTMENT COMPANY
                  (Cost $15,677,097) .........................      15,677,097
                                                                  ------------
TOTAL INVESTMENTS - 178.73%+
   (Cost $209,911,400) .......................................     214,294,295
                                                                  ------------
 PRINCIPAL
----------

REVERSE REPURCHASE AGREEMENTS (f) - (79.19)%+
$   (957,500)  With Credit Suisse for
                  Allstate Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $958,080 on 01/02/07 .......................        (957,500)
  (1,900,000)  With Credit Suisse for
                  American Express,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,901,151 on 01/02/07 .....................      (1,900,000)

See accompanying Notes to Financial Statements.

        EIP Growth and Income Fund
-----------------------------------

                                                               DECEMBER 31, 2006
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------


                                                                      MARKET
PRINCIPAL                                                              VALUE
---------                                                            --------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (1,900,000)  With Credit Suisse for
                  American Express,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,901,151 on 01/02/07 .....................    $ (1,900,000)
  (1,850,000)  With Credit Suisse for
                  Bank of America Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,851,120 on 01/02/07 .....................      (1,850,000)
  (3,800,000)  With Credit Suisse for
                  Bank of America Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $3,802,301 on 01/02/07 .....................      (3,800,000)
  (3,275,888)  With Credit Suisse for
                  BP Capital Markets,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $3,277,872 on 01/02/07 .....................      (3,275,888)
  (3,680,000)  With Credit Suisse for Citigroup,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $3,682,228 on 01/02/07 .....................      (3,680,000)
  (1,900,000)  With Credit Suisse for
                  Credit Suisse (USA), Inc.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,901,151 on 01/02/07 .....................      (1,900,000)
  (1,902,500)  With Credit Suisse for
                  Credit Suisse (USA), Inc.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,903,652 on 01/02/07 .....................      (1,902,500)
  (2,850,000)  With Credit Suisse for
                  Credit Suisse (USA), Inc.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $2,851,726 on 01/02/07 .....................      (2,850,000)
 (12,484,375)  With Credit Suisse for FHLB,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $12,491,935 on 01/02/07 ....................     (12,484,375)
  (2,850,000)  With Credit Suisse for
                  Fortis Bank NY,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $2,851,726 on 01/02/07 .....................      (2,850,000)
  (1,575,000) With Credit Suisse for
                  General Electric Capital Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,575,954 on 01/02/07 .....................      (1,575,000)
  (9,400,000) With Credit Suisse for
                  General Electric Capital Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $9,405,692 on 01/02/07 .....................      (9,400,000)
    (938,750)  With Credit Suisse for
                  Gillette Co., 5.45% dated
                  12/29/06, to be repurchased
                  at $939,318 on 01/02/07 ....................        (938,750)


                                                                      MARKET
PRINCIPAL                                                              VALUE
---------                                                            --------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (4,800,000)  With Credit Suisse for
                  Goldman Sachs, 5.45%
                  dated 12/29/06,
                  to be repurchased at
                  $4,802,907 on 01/02/07 .....................    $ (4,800,000)
  (2,850,000)  With Credit Suisse for
                  HSBC, 5.45% dated 12/29/06,
                  to be repurchased at
                  $2,851,726 on 01/02/07 .....................      (2,850,000)
  (2,256,000) With Credit Suisse for
                  International  Lease Finance
                  Corp.,  5.45% dated 12/29/06,
                  to be repurchased at
                  $2,257,366 on 01/02/07 .....................      (2,256,000)
  (5,700,000)  With Credit Suisse for
                  JPMorgan Chase, 5.45%
                  dated 12/29/06,
                  to be repurchased at
                  $5,703,452 on 01/02/07 .....................      (5,700,000)
  (1,187,500)  With Credit Suisse for
                  MassMutual Global Funding,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $1,188,219 on 01/02/07 .....................      (1,187,500)
  (4,750,000)  With Credit Suisse for
                  Merrill Lynch & Co., Inc.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $4,752,876 on 01/02/07 .....................      (4,750,000)
  (2,880,000)  With Credit Suisse for Morgan Stanley,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $2,881,744 on 01/02/07 .....................      (2,880,000)
    (950,000)  With Credit Suisse for Morgan Stanley,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $950,575 on 01/02/07 .......................        (950,000)
  (1,366,625)  With Credit Suisse for
                  Nationwide Life Global
                  Funding I, 5.45%
                  dated 12/29/06, to be
                  repurchased at $1,367,453
                  on 01/02/07 ................................      (1,366,625)
  (3,800,000) With Credit Suisse for
                  Nationwide Life Global
                  Funding, 5.45%
                  dated 12/29/06, to be
                  repurchased at $3,802,301
                  on 01/02/07 ................................      (3,800,000)
  (1,187,500)  With Credit Suisse for
                  NCC Float, 5.45%
                  dated 12/29/06,
                  to be repurchased at
                  $1,188,219 on 01/02/07 .....................      (1,187,500)
  (4,011,000)  With Credit Suisse for
                  Proctor & Gamble Co.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $4,013,429 on 01/02/07 .....................      (4,011,000)
  (4,700,000)  With Credit Suisse for
                  SLMA Corp., 5.45%
                  dated 12/29/06,
                  to be repurchased at
                  $4,702,846 on 01/02/07 .....................      (4,700,000)

See accompanying Notes to Financial Statements.
                                                                               5

        EIP Growth and Income Fund
-----------------------------------

                                                               DECEMBER 31, 2006
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------


                                                                      MARKET
PRINCIPAL                                                              VALUE
---------                                                            --------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$   (950,000)  With Credit Suisse for
                  Wal-Mart Stores,
                  5.45% dated 09/29/06,
                  to be repurchased at $950,575
                  on 01/02/07 ................................    $   (950,000)
  (2,298,000)  With Credit Suisse for
                  Wells Fargo Corp.,
                  5.45% dated 12/29/06,
                  to be repurchased at
                  $2,299,392 on 01/02/07 .....................      (2,298,000)
                                                                  ------------
               TOTAL REVERSE REPURCHASE
                  AGREEMENTS
                  (Cost $(94,950,638)) .......................     (94,950,638)
                                                                  ------------
TOTAL INVESTMENTS AND REVERSE
  REPURCHASE AGREEMENTS - 99.54%+
  (Cost $114,960,762) ........................................     119,343,657
                                                                  ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.46%+ ...............         552,422
                                                                  ------------
NET ASSETS - 100.00%+.........................................    $119,896,079
                                                                  ============
---------------------
  + Percentages are calculated based on total net assets, inclusive of reverse repurchase agreements.
  *    Aggregate cost for federal tax purposes is $114,960,762.
(a) All Corporate Notes and Bonds are segregated as collateral for Reverse Repurchase Agreements as of December 31,2006.
(b) Floating rate note. The interest rate shown reflects the rate in effect at December 31, 2006.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in an exempt transaction to qualified institutional buyers. At December 31, 2006, total securities amounted to $13,705,597 or 11.43% of net assets.
(d)    Non-income producing security.
(e)    Closed - End Fund
(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

EIS    Enhanced Income Security
MTN    Medium Term Note
NY     New York


The amount of $419,470 in cash was held as margin with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of December 31, 2006:

SHORT FUTURES            NUMBER OF   NOTIONAL     UNREALIZED
OUTSTANDING              CONTRACTS    AMOUNT     APPRECIATION
--------------------------------------------------------------
Canadian Dollar (03/07)      155     $155,000      $234,500

The amount of $1,314,960 in cash was segregated with custodian to cover the following total return swaps outstanding as of December 31, 2006:

                          PREMIUM
REFERENCE                 (PREMIUM                          UNREALIZED
ENTITY        NOTIONAL     RECEIVED)      MARKET VALUE     APPRECIATION
-----------------------------------------------------------------------
Oil Service
Holders
Trust (10/11)  11,000   $ (1,628,990)     $(1,534,452)     $   94,538
Oil Service
Inter
Pipeline
Fund (09/11)   90,000        663,705          707,686          43,981
              -------------------------------------------------------
              101,000   $   (965,285)     $  (826,766)     $  138,519
              =======================================================

See accompanying Notes to Financial Statements.

        EIP Growth and Income Fund
------------------------------------

                                                               DECEMBER 31, 2006
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $209,911,400).................................................................        $  214,294,295
Restricted Cash...........................................................................................             1,734,430

Receivables:
        Dividends and interest............................................................................             1,226,925
        Fund shares sold..................................................................................                10,000
Swap appreciation.........................................................................................               138,519
Due from broker - variation margin on futures contracts...................................................               234,500
Prepaid expenses..........................................................................................                61,262
Prepaid offering costs....................................................................................               161,411
                                                                                                                  --------------
          Total assets....................................................................................           217,861,342
                                                                                                                  --------------

LIABILITIES:
Reverse repurchase agreements.............................................................................            94,950,638
Interest expense payable..................................................................................             1,063,579

Payables:
        Advisory fees (Note 3)............................................................................                97,519
        Investments purchased.............................................................................             1,664,536
        Professional fees.................................................................................               145,500
        Administration fees (Note 3)......................................................................                13,600
        Custodian fees....................................................................................                 7,232
        Transfer agent fees...............................................................................                 6,776
        Printing expense..................................................................................                 3,207
        Other payables....................................................................................                12,676
                                                                                                                  --------------
          Total liabilities...............................................................................            97,965,263
                                                                                                                  --------------
NET ASSETS................................................................................................        $  119,896,079
                                                                                                                  ==============

NET ASSETS CONSIST OF:
    Par value.............................................................................................        $      114,164
    Paid-in capital.......................................................................................           115,016,102
    Distributions in excess of net investment income......................................................              (142,401)
    Accumulated net realized gain on investments..........................................................               166,372
    Net unrealized appreciation on investments, swaps, futures and foreign currency transactions..........             4,741,842
                                                                                                                  --------------
                                                                                                                  $  119,896,079
                                                                                                                  ==============

Shares outstanding (unlimited number of shares authorized)................................................            11,416,366
                                                                                                                  ==============

Net Asset Value, offering and redemption price per share (net assets/shares outstanding), par value $0.01
  per share ..............................................................................................        $        10.50
                                                                                                                  ==============

See accompanying Notes to Financial Statements.

        EIP Growth and Income Fund
------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2006*
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


INVESTMENT INCOME:
     Dividends......................................................................................              $      927,031
     Less: foreign taxes withheld...................................................................                     (49,370)
     Interest.......................................................................................                   1,653,204
                                                                                                                  --------------
      Total investment income.......................................................................                   2,530,865
                                                                                                                  --------------
EXPENSES:
     Investment advisory fees (Note 3)..............................................................                     319,132
     Interest expense (Note 2)......................................................................                   1,063,579
     Professional fees..............................................................................                     253,343
     Offering costs.................................................................................                      98,103
     Administration fees (Note 3)...................................................................                      60,095
     Trustees fees and related expenses (Note 3)....................................................                      22,076
     Transfer agent fees (Note 3)...................................................................                      11,873
     Registration expenses..........................................................................                       8,943
     Custodian fees.................................................................................                       7,232
     Printing expenses..............................................................................                       4,087
     Organization costs (Note 2)....................................................................                      10,000
     Other expenses.................................................................................                     129,384
                                                                                                                  --------------
      Total expenses................................................................................                   1,987,847
                                                                                                                  --------------

NET INVESTMENT INCOME...............................................................................                     543,018
                                                                                                                  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) ON:
     Investments....................................................................................                     134,240
     Swap transactions..............................................................................                    (275,709)
     Futures contracts..............................................................................                     217,990
     Foreign currency transactions..................................................................                      (6,749)
                                                                                                                  --------------
      Net realized gain.............................................................................                      69,772
                                                                                                                  --------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
     Investments....................................................................................                   4,382,896
     Swap transactions..............................................................................                     126,705
     Futures contracts..............................................................................                     234,500
     Foreign currency transactions..................................................................                      (2,259)
                                                                                                                  --------------
      Net change in unrealized appreciation.........................................................                   4,741,842
                                                                                                                  --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....................................................                   4,811,614
                                                                                                                  --------------


NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................................              $    5,354,632
                                                                                                                  ==============

----------------------------------------------------------
*The Fund commenced operations on August 22, 2006.

See accompanying Notes to Financial Statements.

        EIP Growth and Income Fund
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                                                   2006*
                                                                                             ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income..............................................................   $        543,018
       Net realized gain on investments, swaps, futures and foreign currency transactions.             69,772
       Net change in unrealized appreciation on investments, swaps, futures
          and foreign currency transactions...............................................          4,741,842
                                                                                             ----------------
           Net increase in net assets from operations.....................................          5,354,632
                                                                                             ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income..............................................................           (699,952)
                                                                                             ----------------
       Total distributions................................................................           (699,952)
                                                                                             ----------------
CAPITAL SHARE TRANSACTIONS:
       Proceeds from sales of shares......................................................        139,748,000
       Proceeds from reinvestment of distributions........................................            693,399
       Cost of shares redeemed:...........................................................        (25,200,000)
                                                                                             ----------------
       Net increase in net assets from capital share transactions.........................        115,241,399
                                                                                             ----------------
Total increase in net assets..............................................................        119,896,079
                                                                                             ----------------
NET ASSETS:
BEGINNING OF PERIOD.......................................................................                 --
END OF PERIOD.............................................................................   $    119,896,079
                                                                                             ----------------

    Distributions in excess of net investment income......................................   $       (142,401)
                                                                                             ----------------

-------------------------------------------------------------
*The Fund commenced operations on August 22, 2006.

See accompanying Notes to Financial Statements.

        EIP Growth and Income Fund
----------------------------------

STATEMENT OF CASH FLOWS FOR THE PERIOD ENDED DECEMBER 31, 2006*
--------------------------------------------------------------------------------

OPERATING ACTIVITIES
        Net increase in net assets from operations........................................................        $    5,354,632
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
        Purchase of investments securities................................................................          (201,907,561)
        Proceeds from disposition of investment securities................................................             7,840,385
        Net purchases of short-term investment securities.................................................           (15,677,097)
        Net realized gain on investments..................................................................              (134,240)
        Net unrealized appreciation on investments........................................................            (4,382,896)
        Net amortization of premium.......................................................................               (32,886)
        Dividends and interest receivable.................................................................            (1,226,925)
        Swap appreciation.................................................................................              (138,519)
        Due from broker-variation margin on futures contracts.............................................              (234,500)
        Other assets......................................................................................              (222,673)
        Investments purchased payable.....................................................................             1,664,536
        Advisory fee payable..............................................................................                97,519
        Professional fees payable.........................................................................               145,500
        Administration fees payable.......................................................................                13,600
        Custodian fees payable............................................................................                 7,232
        Transfer agent fees payable.......................................................................                 6,776
        Printing fees payable.............................................................................                 3,207
        Increase in other liabilities.....................................................................                12,676
                                                                                                                  --------------
Net cash from operating activities........................................................................          (208,811,234)
                                                                                                                  --------------
CASH FLOWS FROM FINANCING ACTIVITIES
        Reverse Repurchase Agreements.....................................................................            94,950,638
        Interest payable..................................................................................             1,063,579
        Proceeds from shares sold.........................................................................           139,738,000
        Payment of shares redeemed........................................................................           (25,200,000)
        Distributions paid in cash........................................................................                (6,553)
                                                                                                                  --------------
Net cash flow provided by financing activities............................................................           210,545,664
                                                                                                                  --------------

Net increase in restricted cash...........................................................................             1,734,430
                                                                                                                  --------------
CASH (RESTRICTED)
BEGINNING OF PERIOD.......................................................................................                    --
END OF PERIOD.............................................................................................        $    1,734,430
                                                                                                                  ==============
CASH (UNRESTRICTED).......................................................................................
BEGINNING OF PERIOD.......................................................................................                    --
END OF PERIOD.............................................................................................        $           --
                                                                                                                  ==============

Cash paid for interest expense............................................................................        $           --

-----------------------------------------------------
*The Fund commenced operations on August 22, 2006.

See accompanying Notes to Financial Statements.


        EIP Growth and Income Fund
----------------------------------
FINANCIAL HIGHLIGHTS                                                                           DECEMBER 31, 2006
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING DURING THE PERIOD SHOWN
----------------------------------------------------------------------------------------------------------------


                                                           PERIOD
                                                           ENDED
                                                         12/31/06(A)
                                                        ------------
Net asset value, beginning of period.................   $      10.00
                                                        ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.............................           0.05
   Net realized and unrealized gain on investments...           0.51
                                                        ------------
   Total from investment operations..................           0.56
                                                        ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income.............................          (0.06)
                                                        ------------
   Total from distributions.........................           (0.06)
                                                        ------------
Net increase in net asset value......................           0.50
                                                        ------------
Net asset value, end of period.......................   $      10.50
                                                        ------------
TOTAL RETURN.........................................           5.62%*
                                                        ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................   $    119,896
Ratios of expenses to average net assets:
   Operating expenses excluding interest expense.....           2.90%**
   Operating expenses including interest expense.....           6.23%**
Ratios of net investment loss to average net assets:
   Net investment income excluding interest expense..           5.02%**
   Net investment income including interest expense..           1.69%**
Portfolio turnover rate..............................              6%*

-------------------------------------------------------------------
(a) The Fund  commenced  operations  on August 22,  2006.
*   Not  annualized
**  Annualized.

See accompanying Notes to Financial Statements.
                                                                              11

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION

EIP Growth and Income Fund (the "Fund") is a diversified, open-end management company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the "Trust"), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the "Manager"). At this time, the Fund does not intend to publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a "master/feeder" arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the "1940 Act") and certain other accredited investors.

The Fund's primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund's investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroluem products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the NASDAQ Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices or at the mean between the closing bid price and the closing asked price by a third party. Fixed income securities will be valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a market price is generally unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or a person or committee acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

REVERSE REPURCHASE AGREEMENTS: The Fund currently incurs leverage through the use of reverse repurchase agreements and through the use of derivatives contracts. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

Maximum amount outstanding
   during the period                $ 94,950,638

Average amount outstanding
   during the period*               $ 58,354,336

Average monthly shares outstanding
   during the period                   9,006,939

Average debt per share outstanding
   during the period                $       6.48

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended December 31, 2006.

Interest rates ranged from 5.37% to 5.54% during the period from September 1, 2006 (date of the initial reverse repurchase agreement) to December 31, 2006, on borrowings by the Fund under reverse repurchased agreements. Interest expense for the period September 1, 2006 through December 31, 2006 aggregated $1,063,579.

SHORT SALES OF SECURITIES: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the period ended December 31, 2006.

FUTURES CONTRACTS: The Fund may purchase or sell futures contracts to gain exposure to market changes or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and is recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions as required by law. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

CURRENCY HEDGING TRANSACTIONS: The Fund may engage in certain transactions intended to hedge the Fund's exposure to currency risks, including without limitations buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can have risks, including the

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

imperfect  correlation  between the value of such instruments and the underlying
assets,  the  possible  default  of  the  other  party  to  the transaction   or
illiquidity of the derivatives instruments.

FOREIGN CURRENCY TRANSLATIONS: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

SWAP AGREEMENTS: The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the energy industry as defined in
Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund.

The Fund will cover its current obligations under swap agreements. The Fund will only enter into swap agreements with counterparties that have a long-term unsecured credit rating of at least A by S&P or Aa3 by Moody's and a market capitalization of at least $10 billion.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

ORGANIZATION COSTS: The Fund incurred organization costs related to the start up of the Fund. All such costs are expensed on the Statement of Operations. The investment manager has paid these costs directly and the Fund will reimburse the investment manager.

DIVIDENDS AND DISTRIBUTIONS: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The Fund will be considered a nonpublicly offered

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

Registered Investment Company ("RIC") under the Internal Revenue Code of 1986 (the "Code"). Thus, certain expenses of the Fund, including the management fee, that generally would not be deductible by certain shareholders (including individuals and entities that compute their taxable income in the same manner as an individual) if incurred directly by such shareholders are subject to special rules. In particular, such a shareholder's pro rata portion of the affected expenses, including the management fee payable to the Manager, will be taxable to such shareholders as an additional dividend, but the deductibility of such expenses by such shareholders will be subject to the 2% "floor" on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code and will not be deductible for the purposes of calculating alternative minimum tax.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the tax year ended December 31, 2006, resulting in book and tax accounting differences, have been reclassified at period end to reflect an increase in undistributed net investment income of $14,533, and a increase in accumulated net realized gain on investments sold of $96,600 and a decrease in paid-in capital of $111,133. Net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended December 31, 2006, was as follows:

Distributions paid from:

Ordinary Income                               $699,952

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                 $275,486
Undistributed Long-Term Capital Gains         $271,494
Net Unrealized Appreciation                   $4,741,824

POST OCTOBER LOSSES: Under current laws, certain capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2006, the Fund intends to elect to defer net realized currency losses incurred from November 1, 2006 through December 31, 2006 of $5,608.

FEDERAL INCOME TAX: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

EXPENSES: The Fund will pay all of its own expenses incurred in its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"), which clarifies the accounting for uncertainty in tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Fund is currently evaluating the impact of adopting FIN 48 on its financial statements. At this time, the impact to the Fund's financial statements has not been determined.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Fund's financial statements has not been determined.

3.  INVESTMENT  ADVISORY  FEE,   ADMINISTRATION  FEE  AND  OTHER  RELATED  PARTY
TRANSACTIONS

Pursuant to an  investment  advisory  agreement  dated August 17,  2006,  Energy
Income Partners, LLC, serves as the Fund's investment manager with responsibility for the management of the Fund's investment portfolio, subject to the supervision of the Board of Trustees of the Fund. For providing such services, the Fund will pay to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

PFPC Trust Company serves as custodian for the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

PFPC Inc. serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays PFPC a fee equal to 0.07% of the Fund's first $250 million of average gross assets, 0.05% of the Fund's next $200 million of average gross assets and 0.03% of the Fund's average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. For regulatory administration services, the Fund pays PFPC Inc. a fee equal to 0.03% of the Fund's first $250 million of average gross assets and 0.02% of the Fund's average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses.

The Fund does not charge any sales load or Rule 12b-1 fees. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an "interested person" as defined in Section 2(a)(19) of the 1940 Act ("Disinterested Trustees") an annual retainer fee of $20,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Disinterested Trustees for special in-person board or non-regular committee meetings and telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the period August 22, 2006 (commencement of operations) through December 31, 2006, were $201,907,561 and $7,840,835 of non-U.S. governmental issues, respectively.

As of December 31, 2006, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of value over tax cost was $6,184,783 and $1,801,888, respectively.

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

                                       PERIOD  ENDED
                                    DECEMBER 31, 2006*
                              -------------------------------
                                  SHARES           AMOUNT
                                  ------           ------
Shares sold                      13,763,932    $ 139,748,000
Shares issued as reinvestment
  of distributions                   66,227          693,399
Shares redeemed                  (2,413,793)     (25,200,000)
                              -------------    -------------
Total net increase from Fund
  share transactions             11,416,366    $ 115,241,399
                              =============    =============

* Fund commenced operations on August 22, 2006.

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund's investments are concentrated in the energy industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund intends to hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions have risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realized on an investment, or may cause the Fund to hold a security that it might otherwise sell.

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

7. SHAREHOLDER VOTING RESULTS

Energy Income Partners, LLC, as sole shareholder of the Trust as of July 31, 2006, approved by unanimous written consent on such date the election of Kenneth
I. Rosenblum, Salvatore Faia and James J. Murchie as Trustees of the Trust, the investment advisory agreement between the Trust and the Manager, the appointment of Deloitte & Touche LLP as the Fund's independent accountant, the authorization of the implementation by the officers of the Trust of the foregoing, and the fundamental investment policies of the Fund.

        EIP Growth and Income Fund
----------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Trustees of EIP Growth and Income Fund:

We have audited the accompanying statement of assets and liabilities of EIP Growth and Income Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period from August 22, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EIP Growth and Income Fund as of December 31, 2006, the results of its operations, changes in its net assets, its cash flows and the financial highlights for the period from August 22, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.






DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
February 26, 2007

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the U.S. Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: The Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information ("SAI"), and are also available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

The Fund's Proxy Voting Record for the most recent twelve month period ended June 30 will be available after August 31, 2007 (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the period ended December 31, 2006, 5.67% qualify for the corporate dividends received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 30.24% of the ordinary income (including short-term capital gain), for the period ended December 31, 2006.

The Fund hereby designates as qualifying interest related dividends 76.74% of the ordinary income distributions (including short-term capital gains).

APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Board of Trustees, including a majority of the Disinterested Trustees, considered and approved the Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on July 31, 2006.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust.

As part of their review, the Trustees examined the Manager's ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Manager; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Manager to attract and retain capable research and advisory personnel; the capability of the Manager's senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the expected nature, cost, scope and quality of the Manager's services under the Agreement, including with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also considered conditions that might affect the Manager's ability to provide high quality services to the Fund in the future under the Agreement, including the Manager's business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Fund given the Fund's investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

Because the Fund had not yet commenced operations at the time of consideration of the Agreement, it had no past investment performance to be reviewed by the Trustees. The Trustees did, however, review information regarding the performance of a private investment fund overseen by the Manager with investment strategies similar, although not identical, to those of the Fund.

The Trustees also considered the management fees payable by the Fund under the Agreement and the estimated total expenses for the Fund. They reviewed information concerning management fees paid by the Manager's private investment account with investment strategies similar to those of the Fund. The Trustees noted that the management fee to be paid by the Fund would be lower than the fees paid to the Manager by the private investment fund with similar, although not identical, investment strategies. The Manager informed the Trustees that there are no additional funds with similar investment strategies with which to compare the proposed management fees and expenses. Based on the information provided, the Trustees concluded that the management fees and estimated total expenses were reasonable.

The Trustees did not consider historical information about the profitability of the Fund to the Manager since the

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Fund had not yet commenced operations. However, the Trustees considered the Manager's estimated profitability. The Trustees further evaluated the potential benefits of the advisory relationship to the Manager, including, among others, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called "fallout benefits" to the Manager, such as reputational value derived from serving as investment manager or adviser.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager as the assets of the Fund grow and concluded that they would monitor the asset growth of the Fund and revisit the issue, including to consider the appropriateness of implementing fee breakpoints, as necessary.

In its deliberations with respect to these matters, the full Board, including the Disinterested Trustees, was advised by counsel for the Trust. The Disinterested Trustees considered the Agreement in executive session, as well as with the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust's counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Disinterested Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Disinterested Trustees, determined, in the exercise of their business judgment, that they were satisfied with the expected quality of investment advisory services to be provided by the Manager; that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and expected quality of the services to be rendered by the Manager; and that approval of the Agreement was in the best interest of the Trust and its shareholders.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Incurred During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Incurred During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                              EXPENSE
                       BEGINNING    ENDING    RATIO(1)   EXPENSES
                        ACCOUNT    ACCOUNT    EXCLUDING  INCURRED
                          VALUE      VALUE    INTEREST    DURING
                        08/22/06   12/31/06   EXPENSE     PERIOD(2)
                        --------   --------   -------     ------
Actual Fund Return      $1,000     $1,056.20    2.90%     $10.78
Hypothetical 5% Return  $1,000     $1,007.59    2.90%     $10.53

                                              EXPENSE
                       BEGINNING    ENDING   RATIO(1)    EXPENSES
                        ACCOUNT    ACCOUNT   INCLUDING   INCURRED
                          VALUE      VALUE   INTEREST     DURING
                        08/22/06   12/31/06   EXPENSE    PERIOD(2)
                        --------   --------   -------    ------
Actual Fund Return      $1,000     $1,056.20    6.23%    $23.16
Hypothetical 5% Return  $1,000     $  995.55    6.23%    $22.48

(1)  Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since commencement of operations in the most recent fiscal half-year, and then divided by 365.

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                                     NUMBER OF
                               TERM OF                                             PORTFOLIOS IN
                             OFFICE 1 AND                                           FUND COMPLEX           OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE AND         LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY           DIRECTORSHIPS
 POSITION(S) WITH TRUST      TIME SERVED          DURING PAST FIVE YEARS              TRUSTEE              HELD BY TRUSTEE 2
DISINTERESTED TRUSTEES
----------------------

Kenneth I. Rosenblum         Since         Independent Consultant (since January        One                Trustee of McMorgan Funds
DOB: 04/27/41                December      1990); Independent Director and                                 (6 funds)
c/o EIP Investment Trust     2005          Audit Committee Chairman, United
49 Riverside Avenue                        Labor Bank, F.S.B. and First ULB
Westport, CT 06880                         Corp. (1997-2003).
Trustee

Salvatore Faia               Since         President, Vigilant Compliance               One                None
DOB: 12/25/62                December      Services, (mutual fund and investment
c/o EIP Investment Trust     2005          advisor compliance company)
49 Riverside Avenue                        (since August 2004): Senior Legal
Westport, CT  06880                        Counsel, PFPC Inc. (2002-2004);
Trustee                                    Chief Legal Counsel, Corviant
                                           Corporation (investment adviser, bro-
                                           ker/dealer and service provider to
                                           investment advisers and separate
                                           account providers) (2001-2002);
                                           Partner, Pepper Hamilton LLP
                                           (law firm) (1997-2001).

INTERESTED TRUSTEES

James J. Murchie(1)          Since July    Principal,  Energy Income  Partners,         One                None
DOB: 11/14/57                2006          LLC  (2003-2004,  since 2006);
c/o EIP Investment Trust                   Principal, Pequot Capital, Inc. (invest-
49 Riverside Avenue                        ment adviser) (2004-2006); Principal,
Westport, CT 06880                         Lawhill Capital Partners, LLC (invest-
President                                  ment adviser) (1997-2003)

OFFICERS WHO ARE NOT TRUSTEES

Linda Longville              Since July    Research Analyst, Energy Income              One                N/A
DOB: 07/26/58                2006          Partners, LLC (2003-2004,  since
c/o EIP Investment Trust                   2006); Research Analyst,  Pequot
49 Riverside Avenue                        Capital, Inc. (investment adviser)
Westport, CT   06880                       (2004-2006); Research Analyst,
Treasurer and Principal Financial          Lawhill Capital Partners, LLC (invest-
and Accounting Officer                     ment adviser) (2001-2003)

Eva Pao                      Since July    Principal, Energy Income Partners,           One                N/A
DOB: 04/18/74                2006          LLC (2003-2004,  since 2006); Co-
c/o EIP Investment Trust                   Portfolio Manager, Pequot Capital, Inc.
49 Riverside Avenue                        (investment adviser) (2004-2006);
Westport, CT 06880                         Managing Director, Lawhill Capital
Chief  Legal  Officer,                     Partners, LLC (investment adviser)
Chief  Compliance  Officer                 (July 2002-December 2002); Student,
and Anti-Money Laundering                  Harvard Business School (2000-2002)
Compliance Officer

        EIP Growth and Income Fund
----------------------------------
                                                               DECEMBER 31, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                                     NUMBER OF
                               TERM OF                                             PORTFOLIOS IN
                             OFFICE 1 AND                                           FUND COMPLEX           OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE AND         LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY           DIRECTORSHIPS
 POSITION(S) WITH TRUST      TIME SERVED          DURING PAST FIVE YEARS              TRUSTEE              HELD BY TRUSTEE 2
OFFICERS WHO ARE NOT TRUSTEES

David Lebisky                Since         Vice President and Director, PFPC Inc.       One                N/A
DOB:  05/19/72               December      (since 1996); Assistant Secretary,
C/o PFPC Inc.                2005          Wilshire Mutual Funds, Inc. (since
760 Moore Road                             2002); Secretary, Harris Insight Funds
King of Prussia, PA  19406                 Trust (mutual fund) (1999-2006)
Secretary

----------------------------------
(1)Mr. Murchie is deemed an "interested person" of the Fund due to his position of Principal of the Manager and President of the Fund.

                     This page is left blank intentionally.

EIP Growth and Income Fund


  ADVISER

  Energy Income Partners, LLC
  49 Riverside Avenue
  Westport, CT 06880

  SHAREHOLDER SERVICES

  PFPC Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  James J. Murchie, President
  Linda Longville, Treasurer and Principal
     Financial and Accounting Officer
  Eva Pao, Chief Legal Officer, Chief
     Compliance Officer and Anti-Money
     Laundering Compliance Officer
  David Lebisky, Secretary

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard, 3rd Floor
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Ropes & Gray LLP
  One International Place
  Boston, MA 02110

  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Deloitte & Touche LLP
  1700 Market Street
  Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) Omitted

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e) Not applicable.

     (f) Omitted

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The board of trustees of the registrant has determined that Mr. Salvatore Faia qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and the board of trustees in absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2005 and $50,000 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $27,500 for 2006. The nature of these services was to prepare Form 1120-RIC, along with applicable state income/franchise tax returns for the taxable year ended December 31, 2006 as well as Form 8613, Return of Excise Tax on Undistributed Income of Regulated Investment Companies for the calendar year ended December 31, 2006.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

                  EIP INVESTMENT TRUST(1)

        AUDIT COMMITTEE POLICY: PRE-APPROVAL OF SERVICES PROVIDED BY INDEPENDENT ACCOUNTANTS

         I.       INTRODUCTION

         The Funds are required to prepare and file audited financial statements.(2) Audited financial statements must be examined by an "independent" accountant.(3) Rule 2-01(b) of Regulation S-X provides that the Securities and Exchange Commission ("SEC") will "not recognize

-----------------------

         (1) These policies and procedures apply to EIP Investment Trust (the "Trust") as well as to its currently outstanding series (each, a "Fund," and such series collectively with the Trust, the "Funds").

         (2)  SEE, E.G., Rule 3-18 of Regulation S-X.

         (3)  SEE, E.G., Rule 1-02(d) of Regulation S-X.

         an accountant as independent, with respect to an audit client, if the accountant is not . . . capable of exercising objective and impartial judgment on all issues encompassed within the accountant's engagement." Rule 2-01(c) elaborates on this general standard by providing specific circumstances in which an accountant will not be considered independent. Recently adopted rules and amendments to existing rules operate by providing that an accountant will not be considered independent with respect to a client if the accountant and the client (including certain of the client's affiliates) do not comply with the restrictions on prohibited services and the rules requiring audit committee pre-approval of services. Therefore, the Audit Committee ("Committee") of the Funds has adopted the following policies and procedures in order to ensure that the Funds comply with the above requirements.

         Each Fund's Committee is charged with the oversight of the Fund's financial reporting policies and practices and their internal controls. As part of this responsibility, a Fund's Committee must pre-approve any engagement of the Fund's auditors to render audit and/or permissible non-audit services to the Fund as well as to the Fund's investment adviser (Energy Income Partners, LLC, "EIP") or any entity controlling, controlled by or under common control with EIP that provides ongoing services to the Fund ("Applicable Service Providers"), if the engagement relates directly to the operations and financial reporting of the Fund. (4)

         In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountants' independence. The Committee's evaluation will be based on:

     o a review of the nature of the professional services expected to be provided;

     o the fees to be charged in connection with the services expected to be provided;

     o a review of the safeguards put into place by the accounting firm to safeguard independence; and

     o   periodic meetings with the accounting firm.

         The Committee need not evaluate all four factors each time they pre-approve a service; they may rely on previous evaluations to the extent they consider appropriate.

         A FUND AND ITS APPLICABLE SERVICE PROVIDERS ARE PROHIBITED FROM ENGAGING THE FUND'S INDEPENDENT ACCOUNTANTS TO PROVIDE SERVICES EXCEPT IN ACCORDANCE WITH THESE PROCEDURES. SIMILARLY, A FUND'S INDEPENDENT ACCOUNTANTS ARE PROHIBITED FROM PROVIDING SERVICES TO A FUND, ITS APPLICABLE SERVICE PROVIDERS OR OTHER ENTITIES COMPRISING THE "CLIENT" FOR PURPOSES OF THE ENGAGEMENT (SEE SECTION III BELOW) EXCEPT IN ACCORDANCE WITH THESE PROCEDURES.

         II. POLICY FOR PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

         On an annual basis, a Fund's Committee will review and, if the Committee so determines, pre-approve the scope of the audits of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that are proposed to be performed by the Fund's independent accountants for the Fund and its Applicable Service Providers (to the extent the services to be

----------------------
         (4)  Rule 2-01(c)(7) of Regulation S-X
         provided to the Applicable Service Providers relate directly to the operations and financial reporting of the Fund). The Committee may also pre-approve services at any other in-person or telephonic Committee meeting. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year by the independent accountants for the Fund and its Applicable Service Providers.

         In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate pre-approval of the President, Treasurer or Assistant
         Treasurer of the Fund, who may only grant such approval if he or she believes that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, to the extent required, in filings with the Securities and Exchange Commission ("SEC").

         A. AUDIT SERVICES

         The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee in connection with the audit of the Fund are:

         o  Annual Fund financial statement audits
         o  Seed audits (related to new product filings, as required)
         o  SEC and regulatory filings and consents
         o  Semiannual financial statement reviews

         Individual audit services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee at any regular or special meeting. Such services may also be pre-approved by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for the particular service for which pre-approval is sought does not exceed $75,000. Any pre-approval by a Committee member shall be reported to the full Committee at its next regularly scheduled meeting.

         B.  AUDIT-RELATED SERVICES

         The following categories of audit-related services are generally considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

         o   Accounting consultations
         o   Fund merger support services
         o Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
         o   Other attestation reports
         o   Comfort letters
         o   Other internal control reports

         Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee at any regular or special meeting or by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for the particular service for which pre-approval is sought does not exceed $100,000. Any pre-approval by a Committee Member shall be reported to the full Committee at its next regularly scheduled meeting.

         C.  TAX SERVICES

         The following categories of tax services are generally considered to be consistent with the role of a Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

         o Federal, state and local income tax compliance and sales and use tax compliance, including required filings and amendments
         o Timely RIC qualification reviews
         o Tax distribution analysis and planning
         o Tax authority examination services
         o Tax appeals support services
         o Accounting methods studies
         o Fund merger support services
         o Other tax consulting services and related projects

         Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee at any regular or special meeting. Such services may also be pre-approved by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for the particular service for which pre-approval is sought does not exceed $100,000. Any pre-approval by a Committee Member shall be reported to the full Committee at its next regularly scheduled meeting.

         D.  OTHER SERVICES

         Services that are proposed to be provided to a Fund which are not audit, audit-related or tax services may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee at any regular or special meeting. Such services may also be pre-approved by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for the particular service for which pre-approval is sought does not exceed $100,000. Any pre-approval by a Committee member shall be reported to the full Committee at its next regularly scheduled meeting.

         III.  PROHIBITED SERVICES

         A Fund's independent accountants will not render to the Funds or any "audit client"(5) those services set forth in Rule 2-01(c)(4) of Regulation S-X. Those services consist of:

         o Bookkeeping or other services related to the accounting records or financial statements of the audit client*
         o Financial information systems design and implementation*
         o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports*
         o Actuarial services*
         o Internal audit outsourcing services*
         o Management functions or human resources
         o Broker or dealer, investment adviser or investment banking services
         o Legal services and expert services unrelated to the audit
         o Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

         ------------------------------------------

         * Such services are not prohibited under Rule 2-01(c)(4) of Regulation S-X if it is reasonable to conclude that the results of these services will not be subject to audit procedures during the audit of the audit client's financial statements.

         IV. PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

         Rule 2-01(c)(7) of Regulation S-X provides that an accountant is not independent of a Fund unless the Fund's Committee approves any permitted non-audit services to be provided to the Fund's Applicable Service Providers, provided, in each case, that the engagement relates directly to the operations and financial reporting of the Fund.

------------------
          (5) For purposes of Rule 2-01, the "audit client" includes, with respect to all Funds, all of the following entities:

         (i) the Fund [whose financial statements are] being audited, reviewed or attested;

         (ii) EIP (not including sub-advisers whose role is primarily portfolio management and who are subcontracted with or overseen by another investment adviser, although af filiated sub-advisers will be included through the operation of clause (iii) below) or the Fund's sponsor (defined as an entity that establishes a unit investment trust);

         (iii) any entity controlling, controlled by or under common control with EIP or the Fund's sponsor if the entity (A) is an investment adviser or sponsor, or (B) is engaged in the business of providing administrative, custodian, underwriting or transfer agent services to any investment company, investment adviser, or sponsor; and

         (iv) any fund or entity excluded from the definition of investment company by Section 3(c) of the Investment Company Act of 1940 that has an investment adviser or sponsor referred to in clauses (ii) or (iii) above.

         Services to be provided to Applicable Service Providers that are required to be pre-approved, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee at a regular or special meeting or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee does not exceed $100,000 per service. If a service is approved by a Committee member, the full Committee is notified of such pre-approval at its next regularly scheduled meeting.

         Although the Committee will not be required to pre-approve all services provided to Applicable Service Providers and their affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to Applicable Service Providers and their affiliates.

         V. DE MINIMIS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

         Rule 2-01(c)(7)(i)(c) of Regulation S-X provides a relatively narrow exceptions (sometimes referred to as the "DE MINIMIS" exception to the pre-approval requirements. The exception appears limited in practice to situations in which a Fund believes at the time of the engagement that a service will be provided as part of the audit of a Fund, but which upon reflection turns out to be a non-audit service. Because of the limited application of this exception, it should never be relied upon without first obtaining the Fund's Chief Compliance Officer's ("CCO") approval.

         VI. OVERSIGHT AND MONITORING

         A Fund's CCO will be responsible for determining that a Fund's Applicable Service Providers and independent accountants have adopted and implemented policies and procedures reasonably designed to prevent violations of these Procedures. If the CCO determines that the Applicable Service Providers' or the independent auditor's policies and procedures do not meet such standard, the CCO shall notify the
         Applicable  Service  Provider  or  the  independent   auditors  of  the
         deficiency and request that the Applicable Service Provider or the independent auditors indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Fund's Board of Directors/Trustees of the deficiency and shall discuss with the Board possible responses.

                                   * * * * *


  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) 100%

                           (d) Not applicable.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $35,000 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

A shareholder must follow the following procedures in order to properly submit a recommendation for a Trustee nominee for the Trust's Nomination and Compensation Committee's consideration:

1. The shareholder must submit any such recommendation in writing to the Trust, to the attention of the Secretary, at the address of the principal executive offices of the Trust.

2.   The shareholder recommendation must include, with respect to the Trust:

     (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the shareholder (the "candidate"); and (B) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and information regarding the candidate that will be sufficient for the Trust to make such determination.

    (ii) the written and manually signed consent of the candidate to be named as a nominee and to serve as a trustee if elected;

   (iii) the recommending shareholder's name as it appears on the Trust's books and the class or series and number of all shares of the Trust owned beneficially and of record by the recommending shareholder (as evidenced to the Committee's satisfaction by a recent brokerage or account statement); and

    (iv) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EIP INVESTMENT TRUST

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date              02/22/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date              02/22/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                          Linda Longville, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date              02/22/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.